Accrued Expenses (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Accrued Legal		$ 149,000	$ 90,000
Accrued Product Recall		60,000
Accrued Directors’ Compensation		0	77,000
Accrued Management Bonus		81,000	0
Accrued Interest		39,000	0
Accrued Travel		0	84,000
Accrued Other		36,000	70,000
Accrued Expenses	$ 233,000	$ 365,000	$ 321,000